Restatement	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Restatement
Restatement

Note 12 Restatement

The Company is in the process of restating its previously-filed Annual Report on Form 10-K for the Fiscal Year Ended March 31, 2021 and subsequent quarterly filings to address certain SEC comments, including with respect to how the Company presented its April 2021 15-for-1 forward stock split and other disclosures in the notes to the financial statements included therein. All of such disclosures are reflected in these financial statements and notes.

Note 11 Restatement

The Company amended its Annual Report on Form 10-K for the fiscal year ended March 31, 2021 (the “Original Filing”), to restate its audited consolidated financial statements and related footnote disclosures to retroactively report an April 6, 2021, 15-1 forward stock split and delete the incorrect leases of inventory revenue disclosure statement for the period covered in the Original Filing.

The Company currently does not hold any leases of inventory and has removed this disclosure from the footnotes of the financial statements in the Amendment No. 1 to the Original Filing, instead providing thatthe Company derives its revenues primarily from the usage fees and sales of hydro therapy massage beds and installation services. Revenues from sales are recognized when the products are sold and delivered to its customers and the usage fees are earned based on subscription or actual usage. Sales Taxes and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Shipping and handling fees charged to customers are reported within revenue.

In addition, the weighted average earnings per share have been recalculated in the Consolidated Balance Sheets in the Amendment No. 1 to the Original Filing.